Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employment Benefits [Abstract]
Employment Benefits
Employment benefit obligations as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Net defined benefit obligations	￦	1,678,470	1,476,201
Other long-term employee benefit obligations		7,788	6,868

	￦	1,686,258	1,483,069

Principal assumptions on actuarial valuation
Principal assumptions on actuarial valuation as of December 31, 2016 and 2017 are as follows:

	2016	2017
Discount rate	2.45%~2.64%	2.75%~2.90%
Future salary and benefit levels	5.23%	4.88%
Weighted average duration	13.34 years	13.40 years

Details of expense relating to defined benefit plans
Details of expense relating to defined benefit plans for the years ended December 31, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Current service cost	￦	315,811	378,930	392,820
Interest cost		63,808	67,104	79,524
Expected return on plan assets		(22,557)	(23,612)	(31,307)
Loss from settlement		(641)	(706)	(1,055)

	￦	356,421	421,716	439,982

Expenses as described above are recognized in those items below in the financial statements.

		2015	2016	2017
		In millions of won
Cost of sales	￦	262,760	312,391	332,249
Selling and administrative expenses		51,932	61,362	59,111
Others (Construction-in-progress and others)		41,729	47,963	48,622

	￦	356,421	421,716	439,982

Details of defined benefits
Details of defined benefit obligations as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Present value of defined benefit obligation from funded plans	￦	2,867,377	2,951,842
Fair value of plan assets		(1,188,907)	(1,475,641)

		1,678,470	1,476,201
Present value of defined benefit obligation from unfunded plans		—	—

Net liabilities incurred from defined benefit plans	￦	1,678,470	1,476,201

Changes in the present value of defined benefits
Changes in the present value of defined benefit obligations for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Beginning balance	￦	2,426,414	2,867,377
Current service cost		378,930	392,820
Interest cost(*)		67,104	79,524
Remeasurement component		120,993	(258,223)
Loss from settlement		(707)	(1,055)
Actual payments		(125,233)	(128,707)
Others		(124)	106

Ending balance	￦	2,867,377	2,951,842

(*)	Corporate bond (AAA rated) yield at year-end is applied to measure the interest cost on employee benefit obligations.

Changes in the fair value of plan assets
Changes in the fair value of plan assets for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Beginning balance	￦	930,632	1,188,907
Expected return		23,612	31,307
Remeasurement component		(5,706)	(10,435)
Contributions by the employers		312,125	325,080
Actual payments		(71,756)	(59,218)

Ending balance	￦	1,188,907	1,475,641

Details of the fair value of plan assets
Details of the fair value of plan assets as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Equity instruments	￦	86,054	79,204
Debt instruments		383,654	517,040
Bank deposit		305,670	293,477
Others		413,529	585,920

	￦	1,188,907	1,475

Remeasurement component recognized in other comprehensive income (loss)
Remeasurement component recognized in other comprehensive income (loss) for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Actuarial gain from changes in financial assumptions	￦	(27,792)	(300,058)
Experience adjustments		148,785	41,835
Expected return		5,706	10,435

	￦	126,699	(247,788)